                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-8059

                     Cohen & Steers Realty Focus Fund, Inc.
               (Exact name of registrant as specified in charter)

                      757 Third Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                                Adam M. Derechin
                     Cohen & Steers Capital Management, Inc.
                                757 Third Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 832-3232

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

Item 1. Reports to Stockholders.

                     COHEN & STEERS REALTY FOCUS FUND, INC.

July 28, 2005

To Our Shareholders:

    We are pleased to submit to you our report for Cohen & Steers Realty Focus Fund for the quarter and six months ended June 30, 2005. The net asset values at that date were $56.48, $56.36, and $56.39 for Class A, Class B, and Class C shares, respectively. Class I shares had a net asset value of $56.63. In addition, a distribution was declared for shareholders of record on June 23, 2005 and paid on June 24, 2005 to all four classes of shares. The distributions were as follows: Class A shares $0.64 per share, Class B shares $0.48 per share, Class C shares $0.48 per share, and Class I shares $0.71 per share.

INVESTMENT REVIEW

    For the quarter, Cohen & Steers Realty Focus Fund had a total return, based on income and change in net asset value, of 14.4% for Class A shares. Class B and C shares both returned 14.2% for the quarter. Class I shares returned 14.5%. This compares to the NAREIT Equity REIT Index's(a) total return of 14.4%. For the six months ended June 30, 2005 the fund's total return was 7.9% for Class A shares. Class B shares and C shares both returned 7.4%. Class I shares returned 8.2%. The NAREIT Equity REIT Index's total return was 6.4%. Fund performance information does not take into account sales loads or contingent deferred sales charges, if any.

    In our last quarterly report, we suggested that negative sentiment in the market for REIT shares, as manifested in the peaking of short interest in the REIT index trading vehicles, was a bullish contrarian indicator and that REIT shares were trading at or below the value of their underlying real estate assets -- not above, as Wall Street analysts had almost unanimously suggested. Additionally, for quite some time, we have discussed our view that the risk-adjusted returns of real estate would continue to be relatively attractive in a low return environment. Recent events have validated all of these beliefs. During the quarter, continued momentum in the recovery of real estate fundamentals and REIT earnings, and a flurry of merger and buyout activity, drove REIT share prices to new highs. Buyout activity reached a crescendo in June as Catellus, Gables Residential and CRT Properties all announced that they were being acquired.

-------------------
(a) The NAREIT Equity REIT Index is an unmanaged, market-capitalization-weighted index of all publicly traded REITs that invest predominantly in the equity ownership of real estate. The index is designed to reflect the performance of all publicly traded equity REITs as a whole.

                     COHEN & STEERS REALTY FOCUS FUND, INC.

The table below illustrates major REIT buyout activity over the last year:

                          REIT M&A PRICES EXCEED NAVS

                                                                                  Target            Target
                                                                Total          Pre-announce      Pre-announce
                                            Property         Transaction          NAV per         Price per     Offer Price
Announced        Acquirer/Target              Type         Value (billion)         Share            Share        per Share
---------        ---------------              ----         ---------------         -----            -----        ---------
08/20/04      General Growth/Rouse            Mall              $12.6        $  39.00 - $45.25      $50.61        $67.50
10/04/04          Camden/Summit             Apartment           $ 1.9        $  19.81 - $26.75      $27.84        $31.37
10/25/04      Colonial/Cornerstone          Apartment           $ 1.5        $   7.75 - $ 9.00      $10.07        $10.80
12/19/04         Centro/Kramont          Shopping Center        $ 1.2        $  18.00 - $20.00      $20.80        $23.50
06/06/05        ProLogis/Catellus          Industrial           $ 4.9        $  26.00 - $30.24      $29.24        $33.80
06/07/05       ING Clarion/Gables           Apartment           $ 2.8        $  31.39 - $43.00      $38.12        $43.50
06/17/05   DRA Advisors/CRT Properties       Office             $ 1.7        $  19.50 - $20.60      $24.09        $27.80
---------                                                       -----
AVERAGE/TOTAL                                                   $26.6
                                                                -----
                                                                -----

                  Offer Price     PERCENT DIFFERENCE
                  Premium to        BETWEEN OFFER
                 Pre-announce      PRICE & MIDPOINT    Implied
Announced       Price per Share      NAV ESTIMATE      Cap Rate
---------       ---------------      ------------      --------
08/20/04             33.4%              62.2%            5.7%
10/04/04             12.7%              34.8%            5.8%
10/25/04              7.2%              29.0%            6.5%
12/19/04             13.0%              23.7%            6.9%
06/06/05             15.6%              20.2%            6.1%
06/07/05             14.1%              17.0%            5.8%
06/17/05             15.4%              38.7%            7.1%
---------           -----              -----            ----
AVERAGE/TOTAL        15.9%              32.2%            6.3%
                    -----              -----            ----
                    -----              -----            ----

    Several observations are worth noting. These seven buyouts were sizeable, totaling approximately $27 billion in value across all four 'core' property types: retail, apartment, industrial and office. Several of these deals were public-to-public mergers while others were leveraged buyouts by private sponsors backed by major institutional sources -- in other words, the acquirers were all highly credible and sophisticated. In our view, the debt providers for these transactions have also validated the real estate asset pricing implied by these deals. On average, the implied capitalization rate (the current income generated by these properties compared to the price paid for the investment) for these sales was 6.3%, consistent with the high quality single property transactions that we observe in the private marketplace but certainly lower than the capitalization rate regime that existed for many years. Finally, these deals were all struck at significant premiums to the pre-announcement target stock prices -- ranging from 7.2% to 33.4%.

    Perhaps even more interesting for the rest of the REIT market, all of these deals were struck at prices above the commonly perceived value of the target company's real estate net asset value (NAV). In every instance, the deal price was greater than most, if not all the published analyst estimates of NAV. These deals implied lower capitalization rates for major real estate assets than any of the Wall Street analysts had heretofore been willing to use, even though similar implied capitalization rates had been observed in the private market for some time. As a result, many Wall Street analysts who had been negative on the REIT sector for most of the previous three years, and who fostered a sense of disbelief among many investors, turned more positive on the REIT group, lowering their assumed capitalization rates and boosting their NAV estimates. In short, although there was near unanimity among REIT pundits that the stocks had been expensive, the evidence above suggests that they certainly were not.

    Although economic data points indicating a moderating pace of growth have become more common, we continue to believe that the economy is fundamentally healthy and that any short-term moderation in economic growth will not meaningfully disturb the forward momentum in occupancies and rents for most property types in most areas of the country. Accordingly, two of the best performing property sectors in the quarter were the regional mall and apartment sectors, delivering 21% and 17% total returns, respectively. Driven by continued strong economic growth, these two sectors led the REIT group as rent and occupancy gains continued to gather

                     COHEN & STEERS REALTY FOCUS FUND, INC.

momentum. Our stock selection and overweight in the apartment and health care sectors, as well as our stock selection in the hotel sector and underweight in the industrial sector, were the most significant contributors to our relative performance during the quarter. Our overweights in Gables Residential and CRT Properties, two of the companies that announced buyouts in June, were two of the largest contributors in the portfolio at the security level.

    Manufactured housing was the worst performing property sector. It continues to lag the others as a fundamental recovery has not yet become visible enough to excite investors. While the for-sale housing boom is indirectly benefiting the apartment sector by constraining supply of new rental apartments via condo conversions, there has been no such ancillary impact on the manufactured home sector. Our allocation to REIT preferred stocks, which we use to increase the yield of the portfolio and lower its volatility, was the largest detractor from our relative performance. REIT preferreds, while generating a 7.7% current yield at the end of June, as measured by the index, produced a 3.5% total return in the second quarter and trailed REIT common stock performance during the period. Our underweight in the regional mall sector and our overweight in the office sector were next largest detractors from our relative performance. In general, the fund's focus on income caused it to trail the REIT market as more growth-oriented companies led the second quarter rally.

INVESTMENT OUTLOOK

    In the mid to late 1990s, real estate company share prices as a group consistently traded at large premiums to NAV -- up to 30% for the REIT group as a whole. The public market's perception of the value and growth prospects of real estate assets was clearly ahead of that of the private market, and this enabled massive amounts of assets to flow from private to public ownership. REITs were, in fact, the marginal buyers of most large real estate assets during this time period, and REIT market capitalization expanded dramatically through IPOs and secondary offerings of existing companies.

    Today, the public market and private market views of real estate value are much more closely aligned, as evidenced by the fact that most commentators see REIT valuations as closer than many had realized to private market NAV. This has profound implications for the way the real estate stock cycle will evolve, in our opinion.

    We believe that assets will continue to flow from private to public hands as skilled public players seek out selective, strategic acquisition and development opportunities and as the moderate but steady and disciplined pace of IPO activity continues. Additionally, we think that current strong investor interest in REITs' investment attributes, as well as the improved outlook on the sector by analysts offer an attractive environment for companies to utilize secondary stock offerings in order to finance these activities. However, if private market values continue to be strong as well, as we expect, REIT equity issuance should not get out of hand as it did during the latter stages of the REIT stock cycle in the late 1990s. The large premiums to asset value that resulted in many instances in undisciplined equity issuance contributed significantly to the severity of the downturn in REIT share prices in 1998 and 1999.

                     COHEN & STEERS REALTY FOCUS FUND, INC.

    We also believe that assets will continue to flow from public to private and from public to public -- as public companies that can neither create value for shareholders nor achieve an attractive valuation are taken private or merged into other public companies. Again, the converging views of real estate asset value by both private and public capital markets, in conjunction with continued strong private market demand for real estate assets can potentially serve as a governor on REIT stock prices -- helping to guard against the massive discounts to asset value that persisted in late 1999 and 2000 in the aftermath of the REIT bear market.

    Our investment outlook and strategy continues to be predicated on the beliefs that the U.S. economy will continue to expand, the Federal Reserve is nearing the end of the monetary tightening cycle, and that most property sectors will continue to realize improving occupancies and rental rates. While adhering to our objective of delivering high current income, we have focused the portfolio on those sectors that we believe are benefiting most from the cyclical recovery in occupancies and rents, particularly office and certain segments of the apartment market (including student housing). The rally in the second quarter, combined with the dynamics of the merger environment, has created many shifts in relative valuation for individual companies, and we continually rebalance the portfolio to capture those shifts.

    In closing, while REIT share prices continue to perform well, and valuations inch higher, we believe that in a low return environment, with fundamentals improving and the interaction between private and public real estate increasing, REITs can continue to provide attractive investment returns.

Sincerely,

             MARTIN COHEN        ROBERT H. STEERS

             MARTIN COHEN        ROBERT H. STEERS
             Co-chairman         Co-chairman



           JOSEPH M. HARVEY      JAMES S. CORL

           JOSEPH M. HARVEY      JAMES S. CORL
           Portfolio Manager     Portfolio Manager

                     COHEN & STEERS REALTY FOCUS FUND, INC.

    -------------------------------------------------------------

         VISIT COHEN & STEERS ONLINE AT COHENANDSTEERS.COM

    For more information about any of our funds, visit cohenandsteers.com, where you'll find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering the REIT, utility and preferred securities sectors.

    In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals, and an overview of our investment approach.
    -------------------------------------------------------------

                     COHEN & STEERS REALTY FOCUS FUND, INC.

                          EXPENSE EXAMPLE (UNAUDITED)

    As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/05 -- 06/30/05.

                                ACTUAL EXPENSES

    The first line of the table below provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled 'Expenses Paid During Period' to estimate the expenses you paid on your account during this period.

                  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                     COHEN & STEERS REALTY FOCUS FUND, INC.

                                              BEGINNING        ENDING           EXPENSES PAID
                                            ACCOUNT VALUE   ACCOUNT VALUE      DURING PERIOD*
                                              01/01/05        06/30/05       01/01/05 - 06/30/05
                                            -------------   -------------    -------------------
CLASS A
Actual (7.89% return).....................    $1,000.00       $1,078.90            $ 8.50
Hypothetical (5% annual return before
  expenses)...............................    $1,000.00       $1,016.61            $ 8.25

CLASS B

Actual (7.42% return).....................    $1,000.00       $1,074.20            $11.83
Hypothetical (5% annual return before
  expenses)...............................    $1,000.00       $1,013.39            $11.48

CLASS C

Actual (7.45% return).....................    $1,000.00       $1,074.50            $11.83
Hypothetical (5% annual return before
  expenses)...............................    $1,000.00       $1,013.39            $11.48

CLASS I

Actual (8.20% return).....................    $1,000.00       $1,082.00            $ 6.71
Hypothetical (5% annual return before
  expenses)...............................    $1,000.00       $1,018.35            $ 6.51

-------------------
* Expenses are equal to the fund's Class A, Class B, Class C and Class I annualized expense ratios of 1.65%, 2.30%, 2.30% and 1.30% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the fund had borne all of its expenses that were assumed by the advisor, the annualized expense ratios would have been 2.15%, 2.72%, 2.80% and 1.70%, respectively.

                     COHEN & STEERS REALTY FOCUS FUND, INC.

                                 JUNE 30, 2005
                                TOP TEN HOLDINGS
                                  (UNAUDITED)

                                                                  MARKET        % OF
     SECURITY                                                     VALUE      NET ASSETS
     --------                                                   ----------   ----------
 1.  Brookfield Properties Corp...............................  $5,369,760      5.45%
 2.  Shurgard Storage Centers.................................   5,253,228      5.33
 3.  Boston Properties........................................   4,690,000      4.76
 4.  Taubman Centers..........................................   4,602,150      4.67
 5.  Arden Realty.............................................   4,206,062      4.27
 6.  AvalonBay Communities....................................   4,145,040      4.21
 7.  Forest City Enterprises..................................   4,011,500      4.07
 8.  BRE Properties...........................................   3,632,580      3.69
 9.  Vornado Realty Trust.....................................   3,441,120      3.49
10.  Ventas...................................................   3,439,780      3.49

                                SECTOR BREAKDOWN
                             (Based on Net Assets)
                                  (UNAUDITED)

              Health Care....................................3.49%
              Self Storage...................................6.13%
              Other Assets in
              Excess of Liabilitites.........................8.08%
              Hotel..........................................8.50%
              Shopping Center...............................12.16%
              Residential...................................20.42%
              Office/Industrial.............................37.73%
              Diversified....................................3.49%

                     COHEN & STEERS REALTY FOCUS FUND, INC.

                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2005 (UNAUDITED)

                                                               NUMBER        VALUE
                                                              OF SHARES    (NOTE 1)
                                                              ---------   -----------
EQUITIES                                             91.92%
  DIVERSIFIED                                         3.49%
       Vornado Realty Trust................................     42,800    $ 3,441,120
                                                                          -----------
  HEALTH CARE                                         3.49%
       Ventas..............................................    113,900      3,439,780
                                                                          -----------
  HOTEL                                               8.50%
       Hilton Hotels Corp..................................     90,700      2,163,195
       Host Marriott Corp..................................    185,900      3,253,250
       Starwood Hotels & Resorts Worldwide.................     50,400      2,951,928
                                                                          -----------
                                                                            8,368,373
                                                                          -----------
  INDUSTRIAL                                          4.42%
       AMB Property Corp...................................     67,800      2,944,554
       ProLogis............................................     35,100      1,412,424
                                                                          -----------
                                                                            4,356,978
                                                                          -----------
  OFFICE                                             32.46%
       American Financial Realty Trust.....................    134,300      2,065,534
       Arden Realty........................................    116,900      4,206,062
       BioMed Realty Trust.................................     84,000      2,003,400
       Boston Properties...................................     67,000      4,690,000
       Brookfield Properties Corp..........................    186,450      5,369,760
       Forest City Enterprises.............................     56,500      4,011,500
       Kilroy Realty Corp..................................     66,600      3,162,834
       Maguire Properties..................................     98,800      2,799,992
       Reckson Associates Realty Corp......................     68,300      2,291,465
       Thomas Properties Group.............................    109,300      1,367,343
                                                                          -----------
                                                                           31,967,890
                                                                          -----------
  OFFICE/INDUSTRIAL                                   0.85%
       Bedford Property Investors..........................     36,300        835,626
                                                                          -----------



                See accompanying notes to financial statements.

                     COHEN & STEERS REALTY FOCUS FUND, INC.

                           JUNE 30, 2005 (UNAUDITED)

                                                              NUMBER        VALUE
                                                             OF SHARES    (NOTE 1)
                                                             ---------   -----------
  RESIDENTIAL                                        20.42%
    APARTMENT                                        14.48%
       Apartment Investment & Management Co................    38,800    $ 1,587,696
       AvalonBay Communities...............................    51,300      4,145,040
       BRE Properties......................................    86,800      3,632,580
       Essex Property Trust................................    37,100      3,081,526
       Post Properties.....................................    50,300      1,816,333
                                                                         -----------
                                                                          14,263,175
                                                                         -----------
    MANUFACTURED HOME                                 5.94%
       Affordable Residential Communities..................   196,200      2,619,270
       Sun Communities.....................................    87,000      3,235,530
                                                                         -----------
                                                                           5,854,800
                                                                         -----------
       TOTAL RESIDENTIAL...................................               20,117,975
                                                                         -----------
  SELF STORAGE                                        6.13%
       Extra Space Storage.................................    54,800        785,284
       Shurgard Storage Centers............................   114,300      5,253,228
                                                                         -----------
                                                                           6,038,512
                                                                         -----------
  SHOPPING CENTER                                    12.16%
    COMMUNITY CENTER                                  3.36%
       Pan Pacific Retail Properties.......................    29,100      1,931,658
       Tanger Factory Outlet Centers.......................    51,100      1,376,123
                                                                         -----------
                                                                           3,307,781
                                                                         -----------
    REGIONAL MALL                                     8.80%
       Macerich Company....................................    28,800      1,931,040
       Mills Corp..........................................    35,100      2,133,729
       Taubman Centers.....................................   135,000      4,602,150
                                                                         -----------
                                                                           8,666,919
                                                                         -----------
       TOTAL SHOPPING CENTER...............................               11,974,700
                                                                         -----------
            TOTAL EQUITIES (Identified
              cost -- $77,102,742).........................               90,540,954
                                                                         -----------

                See accompanying notes to financial statements.

                     COHEN & STEERS REALTY FOCUS FUND, INC.

                           JUNE 30, 2005 (UNAUDITED)

                                                              PRINCIPAL       VALUE
                                                                AMOUNT      (NOTE 1)
                                                              ----------   -----------
COMMERCIAL PAPER                                      7.92%
    San Paolo U.S. Finance Co., 2.20%, due 07/01/2005
       (Identified cost -- $7,801,000).....................   $7,801,000   $ 7,801,000
                                                                           -----------
TOTAL INVESTMENTS (Identified
  cost -- $84,903,742)............................   99.84%                 98,341,954
OTHER ASSETS IN EXCESS OF LIABILITIES.............    0.16%                    154,236
                                                    ------                 -----------
NET ASSETS........................................  100.00%                $98,496,190
                                                    ------                 -----------
                                                    ------                 -----------

-------------------
Note: Percentages indicated are based on the net assets of the fund.

                See accompanying notes to financial statements.

                     COHEN & STEERS REALTY FOCUS FUND, INC.

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2005 (UNAUDITED)

ASSETS:
    Investments in securities, at value (Identified
       cost -- $84,903,742) (Note 1)........................  $ 98,341,954
    Receivable for investment securities sold...............    10,759,361
    Receivable for fund shares sold.........................       960,481
    Dividends receivable....................................       474,255
    Receivable due from advisor.............................        79,437
    Other assets............................................         8,245
                                                              ------------
         Total Assets.......................................   110,623,733
                                                              ------------
LIABILITIES:
    Payable for investment securities purchased.............    11,852,511
    Payable to investment advisor...........................        68,197
    Payable for fund shares redeemed........................        66,570
    Payable to administrator................................        21,630
    Payable for distribution fees...........................         7,492
    Payable for directors fees..............................         5,401
    Payable for shareholder servicing fees..................         2,601
    Other liabilities.......................................       103,141
                                                              ------------
         Total Liabilities..................................    12,127,543
                                                              ------------
NET ASSETS..................................................  $ 98,496,190
                                                              ------------
                                                              ------------
NET ASSETS consist of:
    Paid-in capital.........................................  $ 94,916,094
    Dividends in excess of net investment income............      (827,931)
    Accumulated net realized loss on investments............    (9,030,185)
    Net unrealized appreciation on investments..............    13,438,212
                                                              ------------
                                                              $ 98,496,190
                                                              ------------
                                                              ------------

                See accompanying notes to financial statements.

                     COHEN & STEERS REALTY FOCUS FUND, INC.

                           JUNE 30, 2005 (UNAUDITED)

CLASS A SHARES:
    NET ASSETS..............................................  $ 8,914,629
    Shares issued and outstanding ($0.001 par value common
       stock outstanding) (Note 5)..........................      157,826
                                                              -----------
    Net asset value and redemption price per share..........  $     56.48
                                                              -----------
                                                              -----------
    Maximum offering price per share ($56.48[div]0.955)(a)..  $     59.14
                                                              -----------
                                                              -----------
CLASS B SHARES:
    NET ASSETS..............................................  $   980,229
    Shares issued and outstanding ($0.001 par value common
       stock outstanding) (Note 5)..........................       17,391
                                                              -----------
    Net asset value and offering price per share(b).........  $     56.36
                                                              -----------
                                                              -----------
CLASS C SHARES:
    NET ASSETS..............................................  $ 8,235,762
    Shares issued and outstanding ($0.001 par value common
       stock outstanding) (Note 5)..........................      146,053
                                                              -----------
    Net asset value and offering price per share(b).........  $     56.39
                                                              -----------
                                                              -----------
CLASS I SHARES:
    NET ASSETS..............................................  $80,365,570
    Shares issued and outstanding ($0.001 par value common
       stock outstanding) (Note 5)..........................    1,419,198
                                                              -----------
    Net asset value, offering and redemption price per
       share................................................  $     56.63
                                                              -----------
                                                              -----------

-------------------
(a) On investments of $100,000 or more, the offering price is reduced.
(b) Redemption price per share is equal to the net asset value per share less any applicable deferred sales charge which varies with the length of time shares are held.

                See accompanying notes to financial statements.

                     COHEN & STEERS REALTY FOCUS FUND, INC.

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

Investment Income (Note 1):
    Dividend income (net of $4,617 of foreign withholding
       tax).................................................     $  870,009
    Interest income.........................................         24,747
                                                                 ----------
         Total Income.......................................        894,756
                                                                 ----------
Expenses:
    Investment advisory fees (Note 2).......................        363,058
    Reports to shareholders.................................         69,835
    Administration fees (Note 2)............................         66,690
    Professional fees.......................................         63,357
    Transfer agent fees.....................................         39,782
    Registration and filing fees............................         37,189
    Distribution fees -- Class A (Note 2)...................          5,226
    Distribution fees -- Class B (Note 2)...................          2,958
    Distribution fees -- Class C (Note 2)...................         18,137
    Directors' fees and expenses (Note 2)...................         26,256
    Custodian fees and expenses.............................         15,412
    Shareholder servicing fees -- Class A (Note 2)..........          2,090
    Shareholder servicing fees -- Class B (Note 2)..........            986
    Shareholder servicing fees -- Class C (Note 2)..........          6,046
    Line of credit fees and expenses (Note 6)...............          1,766
    Miscellaneous...........................................          7,957
                                                                 ----------
         Total Expenses.....................................        726,745
    Reduction of Expenses (Note 2)..........................       (166,927)
                                                                 ----------
         Net Expenses.......................................        559,818
                                                                 ----------
Net Investment Income.......................................        334,938
                                                                 ----------
Net Realized and Unrealized Gain on Investments:
    Net realized gain on investments........................      5,079,140
    Net change in unrealized appreciation on investments....      1,700,499
                                                                 ----------
         Net realized and unrealized gain on investments....      6,779,639
                                                                 ----------
Net Increase in Net Assets Resulting from Operations........     $7,114,577
                                                                 ----------
                                                                 ----------

                See accompanying notes to financial statements.

                     COHEN & STEERS REALTY FOCUS FUND, INC.

                 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                       FOR THE             FOR THE
                                                   SIX MONTHS ENDED      YEAR ENDED
                                                    JUNE 30, 2005     DECEMBER 31, 2004
                                                   ----------------   -----------------
Change in Net Assets:
    From Operations:
         Net investment income...................    $   334,938         $   384,327
         Net realized gain on investments........      5,079,140           8,559,168
         Net change in unrealized appreciation on
            investments..........................      1,700,499           7,139,307
                                                     -----------         -----------
              Net increase in net assets
                resulting from
                operations.......................      7,114,577          16,082,802
                                                     -----------         -----------
    Dividends to Shareholders from Net Investment
     Income (Note 1):
         Class A.................................        (97,299)            (33,632)
         Class B.................................         (8,214)             (7,384)
         Class C.................................        (65,037)            (29,646)
         Class I.................................       (992,319)         (1,236,072)
                                                     -----------         -----------
              Total dividends to shareholders....     (1,162,869)         (1,306,734)
                                                     -----------         -----------
    Capital Stock Transactions (Note 5):
         Increase in net assets from fund share
            transactions.........................     15,448,691          33,844,916
                                                     -----------         -----------
              Total increase in net assets.......     21,400,399          48,620,984
    Net Assets:
         Beginning of period.....................     77,095,791          28,474,807
                                                     -----------         -----------
         End of period(a)........................    $98,496,190         $77,095,791
                                                     -----------         -----------
                                                     -----------         -----------

-------------------
(a) Includes dividends in excess of net investment income of $827,931 and $0, respectively.

                See accompanying notes to financial statements.

                     COHEN & STEERS REALTY FOCUS FUND, INC.

                        FINANCIAL HIGHLIGHTS (UNAUDITED)

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                                             CLASS A
                                                              --------------------------------------
                                                                                   FOR THE PERIOD
                                                                  FOR THE        SEPTEMBER 30, 2004(a)
                                                              SIX MONTHS ENDED         THROUGH
PER SHARE OPERATING PERFORMANCE:                               JUNE 30, 2005      DECEMBER 31, 2004
--------------------------------                               -------------      -----------------
Net asset value, beginning of period........................       $52.96              $45.82
                                                                   ------              ------
Income from investment operations:
   Net investment income (loss)(d)..........................         0.33                0.22
   Net realized and unrealized gain on investments..........         3.81                7.53
                                                                   ------              ------
       Total income from investment operations..............         4.14                7.75
                                                                   ------              ------
Less dividends to shareholders from net investment income...        (0.64)              (0.61)
                                                                   ------              ------
Redemption fees retained by the fund........................         0.02                  --
                                                                   ------              ------
Net increase in net assets..................................         3.52                7.14
                                                                   ------              ------
Net asset value, end of period..............................       $56.48              $52.96
                                                                   ------              ------
                                                                   ------              ------
---------------------------------------------------------------------------------------------
Total investment return(b,e)................................         7.89%              16.93%
                                                                   ------              ------
                                                                   ------              ------
---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------
Net assets, end of period (in millions).                           $  8.9              $  3.1
                                                                   ------              ------
                                                                   ------              ------
Ratio of expenses to average daily net assets
 (before expense reduction)(c)..............................         2.15%               3.07%
                                                                   ------              ------
                                                                   ------              ------
Ratio of expenses to average daily net assets
 (net of expense reduction)(c)..............................         1.65%               1.65%
                                                                   ------              ------
                                                                   ------              ------
Ratio of net investment income to average daily net assets
 (before expense reduction)(c)..............................         0.77%               0.31%
                                                                   ------              ------
                                                                   ------              ------
Ratio of net investment income to average daily net assets
 (net of expense reduction)(c)..............................         1.27%               1.73%
                                                                   ------              ------
                                                                   ------              ------

Portfolio turnover rate(b)..................................        66.35%             179.95%
                                                                   ------              ------
                                                                   ------              ------

-------------------
(a) Initial offering of shares.

(b) Not annualized.

(c) Annualized.

(d) Calculated based on average shares outstanding during the period.

(e) Does not reflect sales charges, which would reduce return.

                See accompanying notes to financial statements.

                     COHEN & STEERS REALTY FOCUS FUND, INC.

                                                                             CLASS B
                                                              --------------------------------------
                                                                                   FOR THE PERIOD
                                                                  FOR THE        SEPTEMBER 30, 2004(a)
                                                              SIX MONTHS ENDED         THROUGH
PER SHARE OPERATING PERFORMANCE:                               JUNE 30, 2005      DECEMBER 31, 2004
--------------------------------                               -------------      -----------------
Net asset value, beginning of period........................       $52.92              $45.82
                                                                   ------              ------
Income from investment operations:
   Net investment income (loss)(d)..........................        (0.01)               0.20
   Net realized and unrealized gain on investments..........         3.92                7.47
                                                                   ------              ------
       Total income from investment operations..............         3.91                7.67
                                                                   ------              ------
Less dividends to shareholders from net investment income...        (0.48)              (0.57)
                                                                   ------              ------
Redemption fees retained by the fund........................         0.01                  --
                                                                   ------              ------
Net increase in net assets..................................         3.44                7.10
                                                                   ------              ------
Net asset value, end of period..............................       $56.36              $52.92
                                                                   ------              ------
                                                                   ------              ------
----------------------------------------------------------------------------------------------
Total investment return(b,e)................................         7.42%              16.77%
                                                                   ------              ------
                                                                   ------              ------
----------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
-------------------------
Net assets, end of period (in millions).                           $  1.0              $  0.7
                                                                   ------              ------
                                                                   ------              ------
Ratio of expenses to average daily net assets
 (before expense reduction)(c)..............................         2.72%               4.07%
                                                                   ------              ------
                                                                   ------              ------
Ratio of expenses to average daily net assets
 (net of expense reduction)(c)..............................         2.30%               2.30%
                                                                   ------              ------
                                                                   ------              ------
Ratio of net investment income to average daily net assets
 (before expense reduction)(c)..............................        (0.47)%             (0.19)%
                                                                   ------              ------
                                                                   ------              ------
Ratio of net investment income to average daily net assets
 (net of expense reduction)(c)..............................        (0.05)%              1.58%
                                                                   ------              ------
                                                                   ------              ------

Portfolio turnover rate(b)..................................        66.35%             179.95%
                                                                   ------              ------
                                                                   ------              ------

-------------------
(a) Initial offering of shares.

(b) Not annualized.

(c) Annualized.

(d) Calculated based on average shares outstanding during the period.

(e) Does not reflect sales charges, which would reduce return.

                See accompanying notes to financial statements.

                     COHEN & STEERS REALTY FOCUS FUND, INC.

                                                                             CLASS C
                                                              --------------------------------------
                                                                                   FOR THE PERIOD
                                                                  FOR THE        SEPTEMBER 30, 2004(a)
                                                              SIX MONTHS ENDED         THROUGH
PER SHARE OPERATING PERFORMANCE:                               JUNE 30, 2005      DECEMBER 31, 2004
--------------------------------                               -------------      -----------------
Net asset value, beginning of period........................       $52.93              $45.82
                                                                   ------              ------
Income from investment operations:
   Net investment income (loss)(d)..........................         0.07                0.15
   Net realized and unrealized gain on investments..........         3.85                7.53
                                                                   ------              ------
       Total income from investment operations..............         3.92                7.68
                                                                   ------              ------
Less dividends to shareholders from net investment income...        (0.48)              (0.57)
                                                                   ------              ------
Redemption fees retained by the fund........................         0.02                  --
                                                                   ------              ------
Net increase in net assets..................................         3.46                7.11
                                                                   ------              ------
Net asset value, end of period..............................       $56.39              $52.93
                                                                   ------              ------
                                                                   ------              ------
---------------------------------------------------------------------------------------------
Total investment return(b,e)................................         7.45%              16.77%
                                                                   ------              ------
                                                                   ------              ------
----------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
-------------------------
Net assets, end of period (in millions).                           $  8.2              $  3.0
                                                                   ------              ------
                                                                   ------              ------
Ratio of expenses to average daily net assets
 (before expense reduction)(c)..............................         2.80%               3.78%
                                                                   ------              ------
                                                                   ------              ------
Ratio of expenses to average daily net assets
 (net of expense reduction)(c)..............................         2.30%               2.30%
                                                                   ------              ------
                                                                   ------              ------
Ratio of net investment income to average daily net assets
 (before expense reduction)(c)..............................        (0.21)%             (0.31)%
                                                                   ------              ------
                                                                   ------              ------
Ratio of net investment income to average daily net assets
 (net of expense reduction)(c)..............................         0.29%               1.17%
                                                                   ------              ------
                                                                   ------              ------

Portfolio turnover rate(b)..................................        66.35%             179.95%
                                                                   ------              ------
                                                                   ------              ------

-------------------
(a) Initial offering of shares.

(b) Not annualized.

(c) Annualized.

(d) Calculated based on average shares outstanding during the period.

(e) Does not reflect sales charges, which would reduce return.

                See accompanying notes to financial statements.

                     COHEN & STEERS REALTY FOCUS FUND, INC.

                                                                                      CLASS I
                                                             ---------------------------------------------------------
                                              FOR THE                     FOR THE YEAR ENDED DECEMBER 31,
                                         SIX MONTHS ENDED    ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE            JUNE 30, 2005       2004        2003        2002        2001        2000
-------------------------------            -------------       ----        ----        ----        ----        ----
Net asset value, beginning of period...       $53.00          $38.55      $27.50      $26.63      $26.60      $26.76
                                              ------          ------      ------      ------      ------      ------
Income from investment operations:
   Net investment income...............         0.22(c)         0.41(c)     0.64        0.73        0.69        0.85
   Net realized and unrealized gain on
     investments.......................         4.00           15.16       12.06        1.29        0.49        0.01
                                              ------          ------      ------      ------      ------      ------
       Total income from investment
         operations....................         4.22           15.57       12.70        2.02        1.18        0.86
                                              ------          ------      ------      ------      ------      ------
Less dividends to shareholders from:
   Net investment income...............        (0.71)          (1.18)      (1.67)      (1.21)      (0.52)      (1.02)
   Tax return of capital...............           --              --          --          --       (0.63)         --
                                              ------          ------      ------      ------      ------      ------
       Total dividends and
         distributions to
         shareholders..................        (0.71)          (1.18)      (1.67)      (1.21)      (1.15)      (1.02)
                                              ------          ------      ------      ------      ------      ------
Redemption fees retained by the fund...         0.12            0.06        0.02        0.06          --          --
                                              ------          ------      ------      ------      ------      ------
Net increase (decrease) in net
 assets................................         3.63           14.45       11.05        0.87        0.03       (0.16)
                                              ------          ------      ------      ------      ------      ------
Net asset value, end of period.........       $56.63          $53.00      $38.55      $27.50      $26.63      $26.60
                                              ------          ------      ------      ------      ------      ------
                                              ------          ------      ------      ------      ------      ------
---------------------------------------------------------------------------------------------------------------------
Total investment return................         8.20%(a,d)     40.98%      46.89%       7.67%       4.39%       3.38%
                                              ------          ------      ------      ------      ------      ------
                                              ------          ------      ------      ------      ------      ------
---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------
Net assets, end of period (in millions).       $ 80.4          $ 70.2      $ 28.5      $ 18.2      $ 20.2      $ 33.5
                                               ------          ------      ------      ------      ------      ------
                                               ------          ------      ------      ------      ------      ------
Ratio of expenses to average daily net
 assets (before expense reduction).....          1.70%(b)        1.89%       1.99%       2.09%       1.83%       2.40%
                                               ------          ------      ------      ------      ------      ------
                                               ------          ------      ------      ------      ------      ------
Ratio of expenses to average daily net
 assets (net of expense reduction).....          1.30%(b)        1.43%       1.50%       1.50%       1.83%       2.37%
                                               ------          ------      ------      ------      ------      ------
                                               ------          ------      ------      ------      ------      ------
Ratio of net investment income to
 average daily net assets (before
 expense reduction)....................          0.45%(b)        0.45%       1.33%       1.96%       2.16%       3.07%
                                               ------          ------      ------      ------      ------      ------
                                               ------          ------      ------      ------      ------      ------
Ratio of net investment income to
 average daily net assets (net of
 expense reduction)....................          0.85%(b)        0.92%       1.82%       2.55%       2.16%       3.10%
                                               ------          ------      ------      ------      ------      ------
                                               ------          ------      ------      ------      ------      ------

Portfolio turnover rate................         66.35%(a)      179.95%     181.13%     179.19%     107.68%      58.99%
                                               ------          ------      ------      ------      ------      ------
                                               ------          ------      ------      ------      ------      ------

-------------------
(a) Not annualized.

(b) Annualized.

(c) Calculated based on the average shares outstanding during the period.

(d) Without the benefit of the redemption fees, the total investment return would have been 7.97%.

                See accompanying notes to financial statements.

                     COHEN & STEERS REALTY FOCUS FUND, INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

    Cohen & Steers Realty Focus Fund, Inc. (the fund) was incorporated under the laws of the State of Maryland on February 14, 1997 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end management investment company. The fund's investment objective is maximum capital appreciation. The authorized shares of the fund are divided into four classes designated Class A, B, C, and I shares. Each of the fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares). Class B shares automatically convert to Class A shares at the end of the month which precedes the eighth anniversary of the purchase date.

    The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

    Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

    Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

    Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deems appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

    Securities for which market prices are unavailable will be valued at fair value pursuant to procedures approved by the fund's Board of Directors. Circumstances in which market prices may be unavailable include, but

                     COHEN & STEERS REALTY FOCUS FUND, INC.

are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

    The fund's use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

    To the extent the fund holds securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of the securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

    Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

    Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid semiannually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are automatically reinvested in full and fractional shares of the fund based on the net asset value per share at the close of business on the ex-dividend date unless the shareholder has elected to have them paid in cash.

    A portion of the fund's dividend may consist of amounts in excess of net investment income derived from nontaxable components of the dividends from the fund's portfolio investments. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually.

                     COHEN & STEERS REALTY FOCUS FUND, INC.

    Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP.

    Federal Income Taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary.

NOTE 2. INVESTMENT ADVISORY AND ADMINISTRATION FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    Investment Advisory Fees: Cohen & Steers Capital Management, Inc. (the advisor) serves as the fund's investment advisor pursuant to an investment advisory agreement (the advisory agreement). Under the terms of the advisory agreement, the advisor provides the fund with the day-to-day investment decisions and generally manages the fund's investments in accordance with the stated policies of the fund, subject to the supervision of the fund's Board of Directors. For the services provided to the fund, the advisor receives a fee, accrued daily and paid monthly at the annual rate of 0.90% of the average daily net assets of the fund.

    For the six months ended June 30, 2005 and through December 31, 2005, the advisor has contractually agreed to waive its fee and/or reimburse the fund for expenses incurred to the extent necessary to maintain the fund's operating expenses at 1.65% for Class A shares, 2.30% for Class B and Class C shares and 1.30% for Class I shares.

    Administration Fees: The fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the fund and receives a fee, accrued daily and paid monthly at the annual rate of 0.02% of the fund's average daily net assets. For the six months ended June 30, 2005, the fund paid the advisor $8,068 in fees under this administration agreement.

    Distribution Fees: Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the advisor, distributes the shares of the fund. The fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the fund may not incur distribution fees which exceed an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and 0.75% of the average daily net assets attributable to the Class B and Class C shares

    For the six months ended June 30, 2005, the fund has been advised that the distributor received $7,186 in sales commissions from the sale of Class A shares and that the distributor also received $5,657 and $4,090 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively. The distributor has advised the fund that proceeds from the contingent deferred sales charge on the Class B and C shares are paid to the distributor and are used by the distributor to defray its expenses related to providing distribution-related services to the fund in connection with the sale of the Class B and C shares, including payments to dealers and

                     COHEN & STEERS REALTY FOCUS FUND, INC.

other financial intermediaries for selling Class B and C shares and interest and other financing costs associated with Class B and C shares.

    Shareholder Servicing Fees: The fund has adopted a shareholder services plan which provides that the fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. For these services, the fund may pay the shareholder servicing agent a fee at an annual rate of up to 0.10% of the average daily net asset value of the fund's Class A shares and up to 0.25% of the average daily net asset value of the fund's Class B and C shares.

    Directors' Fees: Certain directors and officers of the fund are also directors, officers, and/or employees of the advisor. None of the directors and officers so affiliated received compensation from the fund for their services.

NOTE 3. PURCHASES AND SALES OF SECURITIES

    Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2005 totaled $62,406,536 and $52,396,638, respectively.

NOTE 4. INCOME TAX INFORMATION

    At June 30, 2005, the cost of investments and net unrealized appreciation for federal income tax purposes were as follows:

Aggregate cost...................................  $   84,903,742
                                                   --------------
                                                   --------------
Gross unrealized appreciation....................  $   13,497,421
Gross unrealized depreciation....................  $      (59,209)
                                                   --------------
Net unrealized appreciation......................  $   13,438,212
                                                   --------------
                                                   --------------

NOTE 5. CAPITAL STOCK

    The fund is authorized to issue 50 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the fund may increase or decrease the aggregate number of shares of common stock that the fund has authority to issue. Transactions in fund shares were as follows:

                     COHEN & STEERS REALTY FOCUS FUND, INC.

                                                            FOR THE PERIOD
                                    FOR THE SIX           SEPTEMBER 30, 2004(a)
                                   MONTHS ENDED                 THROUGH
                                   JUNE 30, 2005           DECEMBER 31, 2004
                              -----------------------   -----------------------
                               SHARES       AMOUNT       SHARES       AMOUNT
                              --------   ------------   --------   ------------
CLASS A:
Sold........................   125,815   $  6,729,004     58,596   $  2,932,895
Issued as reinvestment of
  dividends.................     1,094         61,186        329         17,301
Redeemed....................   (27,890)    (1,428,303)      (118)        (5,626)
Redemption fees retained by
  the fund(b)...............        --          1,818         --             --
                              --------   ------------   --------   ------------
Net increase................    99,019   $  5,363,705     58,807   $  2,944,570
                              --------   ------------   --------   ------------
                              --------   ------------   --------   ------------
CLASS B:
Sold........................     5,907   $    304,890     14,004   $    710,245
Issued as reinvestment of
  dividends.................        84          4,680         61          3,215
Redeemed....................    (2,603)      (133,501)       (62)        (3,136)
Redemption fees retained by
  the fund(b)...............        --            228         --             --
                              --------   ------------   --------   ------------
Net increase................     3,388   $    176,297     14,003   $    710,324
                              --------   ------------   --------   ------------
                              --------   ------------   --------   ------------
CLASS C:
Sold........................   100,685   $  5,247,901     57,767   $  2,898,809
Issued as reinvestment of
  dividends.................       759         42,386        298         15,631
Redeemed....................   (12,721)      (640,156)      (735)       (36,759)
Redemption fees retained by
  the fund(b)...............        --          1,562         --             --
                              --------   ------------   --------   ------------
Net increase................    88,723   $  4,651,693     57,330   $  2,877,681
                              --------   ------------   --------   ------------
                              --------   ------------   --------   ------------
CLASS I:
Sold........................   407,836   $ 21,008,294    858,501   $ 39,387,863
Issued as reinvestment of
  dividends.................    15,263        855,839     22,056      1,059,712
Redeemed....................  (328,529)   (16,768,381)  (294,496)   (13,210,352)
Redemption fees retained by
  the fund(b)...............        --        161,244         --         75,118
                              --------   ------------   --------   ------------
Net increase................    94,570   $  5,256,996    586,061   $ 27,312,341
                              --------   ------------   --------   ------------
                              --------   ------------   --------   ------------

-------------------
(a) Initial offering date.
(b) The fund charges a 1% redemption fee on shares sold within six months of the time of purchase.

                     COHEN & STEERS REALTY FOCUS FUND, INC.


            NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)

NOTE 6. BORROWINGS

    The fund, in conjunction with Cohen & Steers Institutional Realty Shares, Inc., Cohen & Steers Realty Shares, Inc., Cohen & Steers Realty Income Fund, Inc., and Cohen & Steers Utility Fund, Inc. is a party to a $150,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement.

    During the six months ended June 30, 2005, the fund did not utilize the line of credit.

--------------------------------------------------------------------------------
                                       25

                     COHEN & STEERS REALTY FOCUS FUND, INC.

                                 TOTAL RETURNS
                   (PERIODS ENDED JUNE 30, 2005) (UNAUDITED)

                                                       SINCE INCEPTION (9/30/04)
                                                     ------------------------------
                                                      INCLUDING         EXCLUDING
                                                     SALES CHARGE      SALES CHARGE
                                                     ------------      ------------
Class A........................................         20.47%            26.15%
Class B........................................         20.43%            25.43%
Class C........................................         24.48%            25.48%

                                                                    SINCE INCEPTION
                                            ONE YEAR   FIVE YEARS       5/8/97
                                            --------   ----------   ---------------
Class I (Average Annual Total Returns)....   37.43%      24.60%         15.09%

    The performance data quoted represents past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month-end can be obtained by visiting our website at cohenandsteers.com. The performance table does not reflect the deduction of taxes that a shareholder would pay on fund distributions on the redemption of fund shares.

    Through December 31, 2005, the fund's advisor has contractually agreed to waive certain fees and/or reimburse the fund for expenses. Absent such arrangements, returns would have been lower.

    Return figures for Class A shares are calculated without and with the effect of the initial 4.50% maximum sales charge. Returns for Class B shares are calculated without and with the effect of the maximum 5% contingent deferred sales charge (CDSC), charged only on certain redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated without and with the effect of the 1% CDSC charged only on redemptions made within one year of the date of purchase.

                               OTHER INFORMATION

    A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the fund's proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

    The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's
Forms N-Q are available (i) without charge, upon request by calling 1-800-330-7348, or (ii) on the SEC's website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                     COHEN & STEERS REALTY FOCUS FUND, INC.

    Please note that the distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The final tax treatment of these distributions is reported to shareholders on their 1099-DIV forms, which are mailed to shareholders after the close of each fiscal year. The fund may pay distributions in excess of the fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the fund's assets. To the extent this occurs, the fund's shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. Distributions of capital decrease the fund's total assets and, therefore, could have the effect of increasing the fund's expense ratio. In addition, in order to make these distributions, the fund may have to sell portfolio securities at a less than opportune time.

                     COHEN & STEERS REALTY FOCUS FUND, INC.

                   APPROVAL OF INVESTMENT ADVISORY AGREEMENT

    The board of directors of the fund, including a majority of the directors who are not parties to the fund's Investment Advisory Agreement, or interested persons of any such party ('Independent Directors'), has the responsibility under the 1940 Act to approve the fund's Investment Advisory Agreement for its initial two year term and its continuation annually thereafter at a meeting of the board called for the purpose of voting on the approval or continuation. At meetings held in person on March 7, 2005, the Investment Advisory Agreement was discussed and was unanimously continued for a one-year term by the fund's board, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the Board meeting and executive session.

    In considering whether to continue the Investment Advisory Agreement, the board reviewed materials provided by the fund's investment advisor (the 'Advisor') and Fund counsel, which included, among other things, fee and expense information and performance comparisons of funds with investment objectives and policies similar to those of the fund prepared by Morningstar Associates LLC ('Morningstar') and summaries of the fee and expense information prepared by the Advisor, information regarding the past performance of the Advisor prepared by Morningstar, sales and redemption data for the fund and memoranda outlining the legal duties of the board. The board also met with investment advisory personnel from the Advisor. The board considered factors relating to both the selection of the Advisor and the approval of the advisory fee when reviewing the Investment Advisory Agreement. In particular, the board considered the following:

    (i) The nature, extent and quality of services to be provided by the
Advisor: The directors reviewed the services that the Advisor provides to the fund, including, but not limited to, making the day-to-day investment decisions for the fund, and generally managing the fund's investments in accordance with the stated policies of the fund. The directors also discussed with officers and portfolio managers of the fund the amount of time the Advisor dedicated to the fund during the last year and the types of transactions that were being done on behalf of the fund. The directors also listened to a presentation by the Advisor on its investment philosophy with respect to the fund and the investment outlook for the fund. Additionally, the directors considered the services provided by the Advisor to its other open-end investment companies that invest substantially in real estate securities and have investment objectives and strategies similar to the fund.

    In addition, the board considered the education, background and experience of the personnel at the Advisor. They also took into consideration the favorable history and reputation of the portfolio managers for the fund, finding that this has had, and would likely continue to have, a favorable impact on the success of the fund. The board noted that the Advisor's experience in investing in real estate securities generally helped further the fund's objectives. Lastly, the directors noted the Advisor's ability to attract quality and experienced personnel. The directors concluded that the scope of services provided by the Advisor to the fund, including compliance with investment restrictions and tax reporting requirements, was consistent with services provided by the Advisor for other funds and accounts in both nature and quality.

                     COHEN & STEERS REALTY FOCUS FUND, INC.

    (ii) Investment performance of the fund and the Advisor: The directors reviewed the past investment performance of the fund, as well as the past investment performance of the fund's peer group. In particular, they focused on materials provided by Morningstar. The directors noted that the fund had had exceptional performance during the past two years. In particular, the directors noted that, according to Morningstar, in the specialty real estate category, the fund had the first and second-best total returns among its peers for 1 and 3 years, respectively, and had below-average total returns for the 5 year period which includes the pre-2002 period prior to implementation of the current valuation model. The directors also noted that the fund was currently outperforming its benchmarks.

    The directors reviewed the Advisor's performance for other open-end real estate funds. In particular, the directors noted that the Advisor managed several real estate funds, other than the fund, that were outperforming their benchmark indices and their competitors. The directors recognized that past performance is not an indicator of future performance, but found that the Advisor had the necessary expertise to manage the fund in accordance with its investment objectives and strategies. The directors determined that the Advisor would continue to be an appropriate investment adviser for the fund and that fund performance was satisfactory.

    (iii) Cost of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund: Next, the directors considered the cost of the services provided by the Advisor. As part of their analysis, the directors gave substantial consideration to the fees and expense ratios of the fund provided by Morningstar. Under the Investment Advisory Agreement, the fund pays the Advisor a monthly management fee computed at the annual rate of 0.90% of the average daily net assets of the fund. The directors noted, however, that the Advisor had waived 0.46% of its fees during the reporting period, resulting in a net advisory fee of 0.44% and a net management fee (including both advisory and administrative fees) of 0.46%.

    In reviewing the investment advisory fee, the directors considered the management fees of the fund's peer group (selected by Morningstar), and noted that the fund's fee was at the peer group average (though after Cohen & Steers' waiver the fee was substantially below the peer group average). The Directors also noted that the Corporation's total expense ratio was slightly above its peer group average, although it was pointed out that the Corporation's relatively smaller size is the primary reason for the expense ratio and that Cohen & Steers would expect the expense ratio to decline with additional assets. The Directors concluded that the Corporation's investment advisory fee was projected to continue to be in line with the average investment advisory fee charged to peer group funds.

    The Directors noted, however, that the fund's total expense ratio was substantially lower than its peer group average. The directors concluded that the fund's investment management fee was projected to continue to be in line with the average investment management fee charged to peer group funds.

    The directors also reviewed information regarding the profitability to the Advisor of its relationship with the fund. The board considered the level of the Advisor's profits and whether the profits were reasonable for the Advisor. The profitability analysis took into consideration all our benefits from the Advisor's relationship with the

                     COHEN & STEERS REALTY FOCUS FUND, INC.

fund, including fees paid to the Advisor under the Administration Agreement. The director's found that the profits realized by the Advisor from its relationship with the fund were reasonable and consistent with fiduciary duties.

    (iv) The extent to which economies of scale would be realized as the fund grows and whether fee levels would reflect such economies of scale: The directors noted that the Advisor had waived 0.46% of its fees during the reporting period, resulting in a net advisory fee of 0.44%, and that the Advisor would likely continue to be waiving advisory fees in the future. Therefore, the directors did not believe it necessary at this time to consider issues of economies of scale. If the fund were to grow significantly in size, the directors would reevaluate this issue.

    (v) Comparison of services rendered and fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: As discussed above in (i) and (iii), the directors compared both the services rendered and the fees paid under the Investment Advisory Agreement to other contracts of the Advisor and compared the fees paid under the Investment Advisory Agreement to contracts of other investment advisers managing real estate securities. The directors also considered fees charged by the Advisor to institutional and other clients. The directors determined that the services and fees were comparable to those being offered under the other contracts by the Advisor and other investment advisers.

    The directors took into consideration other benefits to be derived by the Advisor in connection with the Investment Advisory Agreement, noting particularly the research and related services, within the meaning of
Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Advisor would be eligible to receive by allocating the fund's brokerage transactions. The directors also noted the administrative services provided under the Administration Agreement by the Advisor for the fund such as operational services and furnishing office space and facilities for the fund, and providing persons satisfactory to the board to serve as officers of the fund, noting that these services were beneficial to the fund.

    No single factor was determinative to the decision of the board. Rather, after weighing all of the reasons discussed above, the board, including the Independent Directors, unanimously approved the continuation of the Investment Advisory Agreement.

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY FOCUS FUND, INC.

               MEET THE COHEN & STEERS FAMILY OF OPEN-END FUNDS:

                 FOR TOTAL RETURN:                                  FOR TOTAL RETURN:
                  COHEN & STEERS                                     COHEN & STEERS
                  REALTY SHARES                                INSTITUTIONAL REALTY SHARES

    DESIGNED FOR INVESTORS SEEKING MAXIMUM TOTAL        DESIGNED FOR INSTITUTIONAL INVESTORS SEEKING
    RETURN, INVESTING PRIMARILY IN REITS                MAXIMUM TOTAL RETURN, INVESTING PRIMARILY IN
    SYMBOL: CSRSX                                       REITS
                                                        SYMBOL: CSRIX

             FOR HIGH CURRENT INCOME:                           FOR CAPITAL APPRECIATION:
                  COHEN & STEERS                                     COHEN & STEERS
                REALTY INCOME FUND                                 REALTY FOCUS FUND

    DESIGNED FOR INVESTORS SEEKING HIGH CURRENT         DESIGNED FOR INVESTORS SEEKING MAXIMUM CAPITAL
    INCOME, INVESTING PRIMARILY IN REITS                APPRECIATION, INVESTING IN A LIMITED NUMBER OF
    SYMBOLS: CSEIX, CSBIX, CSCIX, CSDIX                 REITS AND OTHER REAL ESTATE SECURITIES
                                                        SYMBOLS: CSFAX, CSFBX, CSFCX, CSSPX

                FOR TOTAL RETURN:                                  FOR TOTAL RETURN:
                 COHEN & STEERS                                     COHEN & STEERS
            INTERNATIONAL REALTY FUND                                UTILITY FUND

    DESIGNED FOR INVESTORS SEEKING MAXIMUM TOTAL        DESIGNED FOR INVESTORS SEEKING MAXIMUM TOTAL
    RETURN, INVESTING PRIMARILY IN INTERNATIONAL        RETURN, INVESTING PRIMARILY IN UTILITIES
    REAL ESTATE SECURITIES                              SYMBOLS: CSUAX, CSUBX, CSUCX, CSUIX
    SYMBOLS: IRFAX, IRFCX, IRFIX

               For more information about any Cohen & Steers fund
                or to obtain a prospectus please contact us at:
          1-800-330-7348, or visit our Web site at cohenandsteers.com

 Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. The prospectus contains this and other information about the fund.
             Please read the prospectus carefully before investing.

                                     Cohen & Steers Securities, LLC, Distributor

--------------------------------------------------------------------------------
                                       31

                     COHEN & STEERS REALTY FOCUS FUND, INC.

OFFICERS AND DIRECTORS                 KEY INFORMATION

Robert H. Steers                       INVESTMENT ADVISOR
Director and co-chairman               Cohen & Steers Capital Management, Inc.
                                       757 Third Avenue
Martin Cohen                           New York, NY 10017
Director and co-chairman               (212) 832-3232

Bonnie Cohen                           FUND SUBADMINISTRATOR AND CUSTODIAN
Director                               State Street Bank and Trust Company
                                       225 Franklin Street
George Grossman                        Boston, MA 02110
Director

                                       TRANSFER AGENT
Richard E. Kroon                       Boston Financial Data Services, Inc.
Director                               66 Brooks Drive
                                       Braintree, MA 02184
Richard J. Norman                      (800) 437-9912
Director
                                       LEGAL COUNSEL
Frank K. Ross                          Simpson Thacher & Bartlett LLP
Director                               425 Lexington Avenue
                                       New York, NY 10017
Willard H. Smith Jr.
Director                               DISTRIBUTOR
                                       Cohen & Steers Securities, LLC
C. Edward Ward, Jr.                    757 Third Avenue
Director                               New York, NY 10017

Adam M. Derechin                       Nasdaq Symbol: Class A -- CSFAX
President and chief executive officer                       B -- CSFBX
                                                            C -- CSFCX
Joseph M. Harvey                                            I -- CSSPX
Vice president
                                       Web site: cohenandsteers.com
James S. Corl
Vice president                         This report is authorized for delivery
                                       only to shareholders of Cohen & Steers
Lawrence B. Stoller                    Realty Focus Fund, Inc. unless
Secretary                              accompanied or preceded by the
                                       delivery of a currently effective
Jay J. Chen                            prospectus setting forth details of
Treasurer                              the fund. Past performance, of course,
                                       is no guarantee of future results and
John E. McLean                         your investment may be worth more or
Chief compliance officer and           less at the time you sell.
assistant secretary

     COHEN & STEERS
   REALTY FOCUS FUND



------------------------
   SEMIANNUAL REPORT
     JUNE 30, 2005




COHEN & STEERS
REALTY FOCUS FUND
757 THIRD AVENUE
NEW YORK, NY 10017

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY FOCUS FUND, INC.

         By: /s/ Adam M. Derechin
             -------------------------------
                  Name: Adam M. Derechin
                  Title: President and Chief Executive Officer

         Date: August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         By: /s/ Adam M. Derechin
             -------------------------------
                  Name:    Adam M. Derechin
                  Title:   President and Chief Executive Officer
                           (principal executive officer)

         By: /s/ Jay J. Chen
             ----------------------------------------
                  Name:    Jay J. Chen
                  Title:   Treasurer
                           (principal financial officer)


         Date: August 23, 2005





                            STATEMENT OF DIFFERENCES

The division sign shall be expressed as ................................. [div]
The section symbol shall be expressed as................................. 'SS'